Convertible Debentures (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended
	May 31, 2020	May 31, 2019	May 31, 2020	May 31, 2019
Related Party Transactions [Abstract]
Accrued interest expense	$ 127,403	$ 8,260	$ 641,840	$ 16,197
Coupon interest on the debenture	$ 50,628	$ 44,331	$ 100,706	$ 90,754